Discontinued operations and assets and liabilities held for sale (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
	Mar. 20, 2017	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income statement and segment analysis of discontinued operations
Revenue		€ 43,809	€ 44,974	€ 43,666
Profit/(loss) before taxation		4,400	795	(2,613)
Income tax credit		0		56
Loss for the financial year from discontinued operations		€ 0		€ (3,535)
Loss per share from discontinued operations
Basic		€ 0.00		€ (12.80)
Diluted		€ 0.00		€ (12.80)
Total comprehensive expense for the period from discontinued operations
Loss for the financial period from discontinued operations		€ 0		€ (3,535)
Proportion of ownership interest in subsidiary		81.05%
Vodafone Egypt
Income statement and segment analysis of discontinued operations
Revenue		€ 1,537	€ 1,454
Total comprehensive expense for the period from discontinued operations
Proportion of ownership interest in subsidiary		55.00%	55.00%
Indus Towers
Total comprehensive expense for the period from discontinued operations
Proportion of ownership interest in subsidiary		28.10%
Vodafone India (excluding interest in Indus Towers)
Discontinued operations and assets and liabilities held for sale
Ownership interest in joint venture	42.00%
Income statement and segment analysis of discontinued operations
Revenue		€ 0		1,561
Cost of sales		0		(1,185)
Gross profit		0		376
Selling and distribution expenses		0		(92)
Administrative expenses		0		(134)
Operating profit		0		150
Financing costs		0		(321)
Profit/(loss) before taxation		0		(171)
Income tax credit		0		56
Loss after tax of discontinued operations		0		(115)
Loss on sale of disposal group		0		(3,420)
Loss for the financial year from discontinued operations		€ 0		€ (3,535)
Loss per share from discontinued operations
Basic		€ 0.00		€ (12.80)
Diluted		€ 0.00		€ (12.80)
Total comprehensive expense for the period from discontinued operations
Loss for the financial period from discontinued operations		€ 0		€ (3,535)
Vodafone Hutchison Australia Pty Limited
Total comprehensive expense for the period from discontinued operations
Proportion of ownership interest in subsidiary			24.95%